Right of Use Assets	12 Months Ended
Dec. 31, 2019
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
7.	RIGHT OF USE ASSETS

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through 2020. As of December 31, 2019, the Group's operating leases had a weighted average discount rate of 11.3%. Future lease payments under operating leases as of December 31, 2019 were as follows:

As of December 31,
2019
$
2020	827
Total lease payments	827
Less: imputed interest	13
Present value of lease liabilities	814

Rent expense under operating leases was $1,129 and $1,489 for the years ended December 31, 2017 and 2018, respectively. Operating lease cost for the year ended December 31, 2019 was $1,647, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2019 was $45.

Cash paid for amounts included in the measurement of operating lease liabilities was $1,547 for the year ended December 31, 2019. Non-cash transaction amount of lease liabilities arising from acquisition of right-of-use assets was $1,517.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2018 were as follows:

Year Ended December 31	Amount
$
2019	1,528
2020	827
Total	2,355